BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS - Reclassifications to Prior Period Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Condensed Statement of Profit and Loss
Gain on transaction with bonds	$ 9,580	$ 1,569		$ 0
Finance income	1,920	958	[1]	407	[1]
Finance expense	(10,430)	(6,653)	[1]	(1,541)	[1]
Other financial results, net	3,601	(5,894)	[1]	(4,416)	[1]
Financial results, net	$ (4,909)	(11,589)	[1]	(5,550)	[1]
As previously reported
Condensed Statement of Profit and Loss
Gain on transaction with bonds		1,569		0
Finance income		13,643		11,418
Finance expense		(26,801)		(16,968)
Other financial results, net		0		0
Financial results, net		(11,589)		(5,550)
Reclassification
Condensed Statement of Profit and Loss
Gain on transaction with bonds		(1,569)		0
Finance income		(12,685)		(11,011)
Finance expense		20,148		15,427
Other financial results, net		(5,894)		(4,416)
Financial results, net		$ 0		$ 0

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).